Income Taxes - Income Tax Expense (Benefit) Attributable to Income from Continuing Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Current Income Tax Expense (Benefit)	$ 77.2	$ 56.4	$ 33.1
Deferred:
Deferred Income Tax Expense (Benefit)	(61.9)	32.1	8.9
Total	15.3	88.5	42.0
Canada [Member]
Current:
Canada	25.9	0.5
Deferred:
Canada	(29.8)	(4.5)	(2.5)
United States [Member]
Current:
U.S. Federal	16.1	29.9	19.0
U.S. state, net of federal income tax benefit	(0.3)	3.7	1.1
Deferred:
U.S. Federal	(28.4)	27.8	(1.0)
U.S. state, net of federal income tax benefit	(4.1)	(1.2)	1.6
Other Foreign [Member]
Current:
Canada	35.5	22.3	13.0
Deferred:
Canada	$ 0.4	$ 10.0	$ 10.8